Summary of Restricted Stock Units Activity (Detail) (Restricted Stock and Stock Units, USD $)	12 Months Ended
Dec. 31, 2014
Restricted Stock and Stock Units
Number of restricted stock and stock units
Outstanding at beginning of period	700,000
Granted	300,000
Paid	$ (175,000)
Forfeited	0
Outstanding at end of period	825,000
Weighted-average ordinary fair value per share at grant date
Beginning Balance	$ 20.38
Granted	$ 19.21
Paid	$ 20.38
Forfeited	$ 0
Ending Balance	$ 19.95